Trade and Other Payables (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Trade and Other Payables [Line Items]
Bear interest	4.50%	4.50%
Bottom of range [Member]
Trade and Other Payables [Line Items]
Credit term	30 days	30 days
Top of range [Member]
Trade and Other Payables [Line Items]
Credit term	90 days	90 days